UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund:  BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 94.8%

California — 94.0%
Corporate — 1.3%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 01/01/34	$4,000	$4,163,040

County/City/Special District/School District — 27.8%
Anaheim California Union High School District, GO, Election of 2014, 4.00%, 08/01/42	5,725	5,912,608
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/42	5	5,745
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,006,980
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 09/01/19(a)	2,660	2,807,231
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,520	1,707,158
6.50%, 05/01/42	1,860	2,089,022
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Proposition C, Sales Tax Revenue, Series A, 5.00%, 07/01/42	4,000	4,595,200
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	5,000	5,703,450
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/48	5,745	6,531,605
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,440	2,711,499
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 05/15/18(a)	16,000	16,020,800
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/40	5,500	6,201,745
Mountain View-Whisman School District, GO, Election of 2012, Series A, 4.00%, 09/01/42	1,000	1,034,360
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 08/01/21(a)	7,135	7,881,678

Security	Par (000)	Value
County/City/Special District/School District (continued)
Orange County Sanitation District, Refunding RB, Series A, 5.00%, 02/01/36	$3,000	$3,436,440
Pico Rivera Public Financing Authority, RB, 5.75%, 09/01/19(a)	5,300	5,572,420
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/23(a)	5,000	5,968,350
San Leandro Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 08/01/42	2,655	3,096,819
San Marcos Schools Financing Authority, Refunding RB, (AGM), 5.25%, 08/15/40	750	883,192
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,877,817
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,861,275

		88,905,394
Education — 7.0%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 04/01/20(a)	2,500	2,691,225
San Francisco University, 6.13%, 10/01/21(a)	855	969,596
San Francisco University, 6.13%, 10/01/36	890	1,005,513
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(a)	2,750	3,130,407
California Municipal Finance Authority, Refunding RB, Emerson College, Series B, 5.00%, 01/01/42	795	883,754
California School Finance Authority, RB:
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.00%, 07/01/33	1,500	1,670,400
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.30%, 07/01/43	3,000	3,344,010
Value Schools, 6.65%, 07/01/33	595	666,953
Value Schools, 6.90%, 07/01/43	1,330	1,454,781

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Cerritos Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/43	$2,000	$2,065,540
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	4,000	4,576,680

		22,458,859
Health — 16.7%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	9,700	10,663,113
Sutter Health, Series B, 6.00%, 08/15/20(a)	7,530	8,222,534
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(a)	10,000	10,481,300
California Statewide Communities Development Authority, RB, Series A:
Sutter Health, 6.00%, 08/15/20(a)	8,110	8,855,877
University of California, Irvine East Campus Apartments, Phase IV, 5.00%, 05/15/42	3,250	3,606,200
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	10,285	11,517,966

		53,346,990
Housing — 1.1%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 08/01/41	3,500	3,507,560

State — 11.8%
State of California, GO, Refunding, Various Purpose, 5.00%, 09/01/35	10,115	11,636,195
State of California, GO, Refunding Various Purpose, 5.25%, 10/01/39	6,650	7,671,573
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 04/01/19(a)	1,610	1,676,574
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(a)	10,000	10,431,400

Security	Par (000)	Value
State (continued)
State of California Public Works Board, LRB (continued):
Various Capital Projects, Series I, 5.50%, 11/01/33	$1,510	$1,727,968
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(a)	4,400	4,700,124

		37,843,834
Tobacco — 6.8%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	775	775,945
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Convertible CAB, Series A-2, 5.30%, 06/01/37	750	767,617
Senior Series A-1, 5.75%, 06/01/47	16,305	16,773,280
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	3,000	3,008,640
5.13%, 06/01/46	605	606,035

		21,931,517
Transportation — 12.6%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 05/01/39	5,215	5,425,738
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 05/01/33	1,440	1,595,664
City & County of San Francisco California Port Commission, RB, Series A, 5.13%, 03/01/40	5,075	5,309,871
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Sub-Series A, AMT, 5.00%, 05/15/42	3,520	3,913,078
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	3,605	3,729,048

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
City of San Jose California, ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT (AGM):
5.50%, 03/01/30	$1,000	$1,083,170
5.75%, 03/01/34	1,000	1,089,960
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	1,000	1,121,930
Series A, 5.00%, 03/01/37	1,000	1,120,310
Series A-1, 6.25%, 03/01/34	1,400	1,553,090
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 07/01/41	8,280	9,330,318
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 07/01/35	3,000	3,021,060
Senior Series B, 5.75%, 07/01/39	900	905,958
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/42	250	279,588
Los Angeles County Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 07/01/38	750	872,640

		40,351,423
Utilities — 8.9%
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	4,000	4,346,360
City of Petaluma California Wastewater, Refunding RB, 6.00%, 05/01/21(a)	2,645	2,955,391
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	5,185	5,891,145
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	2,420	2,681,529
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	3,000	3,410,550
Los Angeles Department of Water & Power System Revenue, RB, Series B, 5.00%, 07/01/38	4,000	4,555,680
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 05/01/30	1,245	1,418,702

Security	Par (000)	Value
Utilities (continued)
Oceanside Public Financing Authority, Refunding RB, Series A (continued):
5.25%, 05/01/33	$2,810	$3,182,185

		28,441,542

Total Municipal Bonds in California		300,950,159

Puerto Rico — 0.8%
Tobacco — 0.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,970	1,922,011
5.63%, 05/15/43	795	760,266

Total Municipal Bonds in Puerto Rico		2,682,277

Total Municipal Bonds — 94.8% (Cost — $290,269,589)		303,632,436

Municipal Bonds Transferred to Tender Option Bond Trusts(b)

California — 73.3%
County/City/Special District/School District — 39.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,000	12,207,580
City of Los Angeles California, Refunding RB, Series A, 5.00%, 06/01/19(a)	9,870	10,214,512
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	19,888,202
5.00%, 12/01/44	14,095	15,668,907
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)(c)	9,682	10,401,997
Los Angeles Community College District California, GO, Refunding, Go, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	3,828	4,027,919
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	16,951,880
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	7,732	8,061,098
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 08/01/21(a)	15,520	17,006,971

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	$10,000	$11,771,800

		126,200,866
Education — 21.2%
California State University, Refunding RB, Series A:
Systemwide, 5.00%, 11/01/41	9,775	11,103,625
5.00%, 11/01/43	5,001	5,659,073
Systemwide, 4.00%, 11/01/35	12,250	12,778,342
University of California, RB, Series AM, 5.25%, 05/15/44	11,950	13,565,461
University of California, Refunding RB, Series I, 5.00%, 05/15/40	21,875	24,757,570

		67,864,071
Health — 9.2%
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	26,870	29,422,919

Security	Par (000)	Value
Transportation — 3.5%
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	$10,045	$11,082,758

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 73.3% (Cost — $231,930,382)		234,570,614

Total Investments — 168.1% (Cost — $522,199,971)		538,203,050
Liabilities in Excess of Other Assets — (1.4)%		(4,274,408)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (33.7)%		(108,033,191)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (33.0)%		(105,696,480)

Net Assets Applicable to Common Shares — 100.0%		$320,198,971

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(c)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 1, 2018, is $5,101,199.
•	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,010,794	(1,010,794)	—	$—	$7,009	$(113)	$(37)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Fund, Inc. (MYC)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	80	06/20/18	$9,570	$45,026
Long U.S. Treasury Bond	65	06/20/18	9,350	(29,119)
5-Year U.S. Treasury Note	13	06/29/18	1,476	6,645

				$22,552

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

RB — Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield California Fund, Inc. (MYC)

Fair Value Hierarchy as of Period End (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$538,203,050	$—	$538,203,050

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$51,671	$—	$—	$51,671
Liabilities:
Interest rate contracts	(29,119)	—	—	(29,119)

	$22,552	$—	$—	$22,552

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(107,517,701)	$—	$(107,517,701)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

	$—	$(213,417,701)	$—	$(213,417,701)

During the period ended April 30, 2018, there were no transfers between levels.

6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 18, 2018